LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln Investor Advantage® Pro Variable Annuity,
Lincoln Investor Advantage® Pro Advisory Variable Annuity,
Lincoln Investor Advantage® Pro Advisory Choice Variable Annuity

Supplement dated November 16, 2023 to the
Updating Summary Prospectus for Current Contractowners dated May 1, 2023

This Supplement to your summary prospectus outlines important changes to the investment options under your Contract.  These changes are related to:

a) Appendix A – Funds Available Under The Contract; and
b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

A new investment option will be available for election beginning December 18, 2023. As a result, the following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To seek long-term growth of capital.	Lincoln Opportunistic Hedged Equity Fund – Service Class	1.05%[1]	N/A	N/A	N/A
1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
The names, principal investment strategies and investment objectives of the following funds will be changed effective November 17, 2023. There are no changes to the fees or fund performance. All other information about each fund, including the principal investment strategies, can be found in the fund’s prospectus.
CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln S&P 500 Buffer Fund Nov	Lincoln Hedged S&P 500 Fund 2: To seek long-term growth of capital.
Lincoln S&P 500 Ultra Buffer Fund Nov	Lincoln Hedged S&P 500 Conservative Fund 2: To seek long-term growth of capital.

The name, principal investment strategy and investment objective of the following fund will be changed effective December 15, 2023. There are no changes to the fee or fund performance. All other information about the fund, including the principal investment strategy, can be found in the fund’s prospectus.
CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln Nasdaq-100 Buffer Fund Dec	Lincoln Hedged Nasdaq-100 Fund 2: To seek long-term growth of capital.

The names, principal investment strategies and investment objectives of the following funds will be changed effective February 16, 2024. There are no changes to the fees or fund performance. All other information about each fund, including the principal investment strategies, can be found in the fund’s prospectus.
CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln S&P 500 Buffer Fund Feb	Lincoln Hedged S&P 500 Fund 3: To seek long-term growth of capital.
Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln Hedged S&P 500 Conservative Fund 3: To seek long-term growth of capital.

The name, principal investment strategy and investment objective of the following fund will be changed effective March 15, 2024. There are no changes to the fee or fund performance. All other information about the fund, including the principal investment strategy, can be found in the fund’s prospectus.
CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Hedged Nasdaq-100 Fund 3: To seek long-term growth of capital.

The following investment options will not be available in Contracts issued on or after November 20, 2023:
•	Lincoln Hedged Nasdaq-100 Fund 2
•	Lincoln Hedged S&P 500 Conservative Fund 2
•	Lincoln Hedged S&P 500 Fund 2
•	Lincoln Nasdaq-100 Buffer Fund Mar
•	Lincoln Nasdaq-100 Buffer Fund June
•	Lincoln S&P 500 Buffer Fund Feb
•	Lincoln S&P 500 Buffer Fund May
•	Lincoln S&P 500Ultra Buffer Fund Feb
•	Lincoln S&P 500 Ultra Buffer Fund May

Appendix B – Investment Requirements. If you have elected the Earnings Optimizer Death Benefit, you will be subject to the Investment Requirements outlined in the prospectus. The change outlined below is effective beginning December 18, 2023, and is added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

The Lincoln Opportunistic Hedged Equity Fund is added to Group 1 – Unlimited Subaccounts.

Please retain this supplement for future reference.